LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES
NOTE 4-        LEASES

On January 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements at the beginning period of adoption. Leases existing for the reporting period beginning January 1, 2019 are presented under ASU 2016-02. The Company leases office space and vehicles under operating leases. At June 30, 2019, the Company’s right-of-use assets and lease liabilities for operating leases totaled $423 thousands and $423 thousands, respectively. The impact of adopting the new lease standard was not material to the Company’s condensed consolidated statement of operations for the periods presented.

Supplemental cash flow information related to operating leases was as follows (unaudited in thousands):

Six Months Ended June 30, 2019
Cash payments for operating leases	$97

As of June 30, 2019, our operating leases had a weighted average remaining lease term of 2.6 years and a weighted average borrowing rate of 5%. Future lease payments under operating leases as of June 30, 2019 were as follows (unaudited in thousands):

Operating Leases
Remainder of 2019	$95
2020	$177
2021	$135
2022	$42
Total future lease payments	$449
Less imputed interest	(26)
Total lease liability balance	$423